Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Land Use Rights	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	46-50 years

Schedule of Company’s Total Revenues by Geographic Market

The summary of the Company’s total revenues by geographic market for the years ended September 30, 2025, 2024 and 2023 was as follows:

	For the Years Ended September 30,
	2025	2024	2023
China domestic market	$4,414,699	$8,610,981	$2,739,459
Overseas market	16,272,575	14,891,029	17,081,998
Total revenue	$20,687,274	$23,502,010	$19,821,457

Schedule of Company’s Total Revenues by Product Categories

The summary of the Company’s total revenues by product categories for the years ended September 30, 2025, 2024 and 2023 was as follows:

	For the Years Ended September 30,
	2025	2024	2023
Wheelchair	$16,222,561	$14,866,699	$16,348,133
Wheelchair components	1,886,766	1,883,761	2,770,392
Other products	2,577,947	6,751,550	702,932
Total revenue	$20,687,274	$23,502,010	$19,821,457

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2025	September 30, 2024	September 30, 2023
Year-end spot rate	US$1=RMB7.1203	US$1=RMB7.0149	US$1=RMB7.2952
Average rate	US$1=RMB7.2134	US$1=RMB7.1918	US$1=RMB7.0511

Straight Line Method [Member]
Summary of Significant Accounting Policies [Line Items]
Schedule of Depreciation and Amortization of Property and Equipment	Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Buildings	20–25 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years